Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

The Company grants equity awards including, among other things, stock options.  Neither the Board of Directors nor its Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company grants equity awards including, among other things, stock options. Neither the Board of Directors nor its Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false